Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment financial information
Net Sales	$ 2,375,445	$ 2,212,849	$ 1,893,208
Operating income for reportable segments	168,395	150,763	110,050
Assets used in the business	962,183	914,931
Depreciation and amortization of property	11,236	11,234	11,465
Capital expenditures	26,021	20,431	7,216
Service Center Based Distribution Segment [Member]
Segment financial information
Net Sales	1,904,564	1,770,798	1,536,543
Operating income for reportable segments	135,240	115,798	77,029
Assets used in the business	731,915	700,486	690,970
Depreciation and amortization of property	9,403	9,152	9,336
Capital expenditures	24,339	19,392	6,389
Fluid Power Businesses [Member]
Segment financial information
Net Sales	470,881	442,051	356,665
Operating income for reportable segments	43,236	41,793	26,794
Assets used in the business	230,268	214,445	200,550
Depreciation and amortization of property	1,833	2,082	2,129
Capital expenditures	1,682	1,039	827
Reportable Segment [Member]
Segment financial information
Net Sales	2,375,445	2,212,849	1,893,208
Operating income for reportable segments	178,476	157,591	103,823
Assets used in the business	962,183	914,931	891,520
Depreciation and amortization of property	11,236	11,234	11,465
Capital expenditures	$ 26,021	$ 20,431	$ 7,216